Impairment of Non-current Assets - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2023	May 02, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Goodwill			$ 1,341	$ 1,389
Material impairment loss				0
Impairment charges on property plant and equipment			3,833	73
Impairment charges on intangible assets			$ 57	2
Western Australia Nickel [Member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Discount rate applied			7.50%
Recoverable amount of asset or cash-generating unit			$ 600
Impairment charges on property plant and equipment			3,744
Impairment charges on intangible assets			56
OZ Minerals Limited [member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Additional recognition, goodwill		$ 194
OZ Minerals Limited [member] | Western Australia Nickel [Member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Goodwill impairment loss	$ 50
Goodwill allocated		50
Other Cash Generating Units [Member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Goodwill			187	187
Goodwill impairment loss			$ 0
Other Cash Generating Units [Member] | Top of range [member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Percentage of goodwill included in net assets			1.00%	1.00%
Copper SA [Member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Amount by which unit's recoverable amount exceeds its carrying amount			$ 8,400
Goodwill			$ 1,154
Production volume decrease			7.00%
Copper SA [Member] | OZ Minerals Limited [member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Goodwill			$ 144
Goodwill allocated		$ 144
Copper SA [Member] | WMC Resources Ltd [Member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Goodwill			$ 1,010